Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NORTH COUNTRY FUNDS
Entity Central Index Key	0001123460
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000030518
Shareholder Report [Line Items]
Trading Symbol	NCEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Country Large Cap Equity Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.northcountryfunds.com. You can also request this information by contacting us at (888) 350-2990.
Additional Information Phone Number	(888) 350-2990
Additional Information Website	www.northcountryfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$49	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95% [1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 124,967,228
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 429,151
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$124,967,228 Number of Portfolio Holdings43 Advisory Fee $429,151 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Materials	0.2%
Energy	3.9%
Consumer Staples	5.5%
Health Care	6.1%
Industrials	9.2%
Consumer Discretionary	11.8%
Communications	12.8%
Financials	15.5%
Technology	34.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	11.1%
Apple, Inc.	10.0%
Alphabet, Inc., Class A	8.4%
Microsoft Corporation	7.4%
Amazon.com, Inc.	5.5%
Caterpillar, Inc.	4.4%
Meta Platforms, Inc., Class A	3.2%
Amphenol Corporation, Class A	3.1%
JPMorgan Chase & Company	3.0%
Walmart, Inc.	2.6%

[1]	Annualized